Cover	Mar. 31, 2025
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Mar. 31, 2025
Entity File Number	000-56305
Entity Registrant Name	ENTREPRENEUR UNIVERSE BRIGHT GROUP
Entity Central Index Key	0001171326
Entity Tax Identification Number	90-1734867
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	Suite 907
Entity Address, Address Line Two	Saigao City Plaza Building 2
Entity Address, Address Line Three	No. 170, Weiyang Road
Entity Address, City or Town	Xi’an
Entity Address, Country	CN
Entity Address, Postal Zip Code	00000
City Area Code	+86
Local Phone Number	029-86100263
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false